Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Conservative Income Bond Fund

November 30, 2019

ZCI-QTLY-0120
1.9887608.101

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Entertainment - 1.1%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.4986% 4/1/21 (a)(b)(c)	$750,000	$752,646
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 2.3624% 9/1/21 (b)(c)	81,000	81,211
		833,857
Media - 0.5%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.4286% 10/1/20 (b)(c)	179,000	179,380
3 month U.S. LIBOR + 0.440% 2.5386% 10/1/21 (b)(c)	220,000	221,067
		400,447

TOTAL COMMUNICATION SERVICES		1,234,304

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 3.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.0446% 2/21/20 (b)(c)	250,000	250,085
3 month U.S. LIBOR + 0.210% 2.1106% 2/12/21 (b)(c)	350,000	350,165
3 month U.S. LIBOR + 0.260% 2.3785% 6/16/20 (b)(c)	500,000	500,544
3 month U.S. LIBOR + 0.280% 2.2459% 10/19/20 (b)(c)	300,000	300,529
3.15% 1/8/21	46,000	46,625
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 2.8099% 2/15/22 (a)(b)(c)	450,000	453,046
2.7% 8/3/20 (a)	400,000	401,549
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 2.862% 4/9/21 (b)(c)	250,000	250,141
		2,552,684
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.1441% 5/18/20 (b)(c)	350,000	350,247
Food Products - 0.5%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 2.7033% 10/22/20 (b)(c)	129,000	129,013
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	250,000	250,796
		379,809
Tobacco - 0.6%
Philip Morris International, Inc. 1.875% 2/25/21	500,000	499,688

TOTAL CONSUMER STAPLES		1,229,744

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.1595% 11/24/20 (b)(c)	350,000	350,513
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.2341% 8/16/22 (b)(c)	350,000	351,696
MPLX LP 3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	21,000	21,071
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	65,000	65,428
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	75,000	75,439
Shell International Finance BV 2.125% 5/11/20	250,000	250,318
		1,114,465
FINANCIALS - 44.9%
Banks - 31.4%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 2.3759% 1/19/21 (a)(b)(c)	900,000	901,354
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 2.6259% 7/21/21 (b)(c)	500,000	501,428
2.328% 10/1/21 (b)	750,000	751,654
2.369% 7/21/21 (b)	600,000	601,261
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.2556% 7/26/21 (b)(c)	350,000	350,144
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 2.5341% 9/10/21(b)(c)	250,000	250,577
3 month U.S. LIBOR + 0.570% 2.683% 3/26/22 (b)(c)	300,000	301,539
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.4559% 7/20/20 (a)(b)(c)	1,000,000	1,002,186
2.5% 4/13/21 (a)	400,000	402,684
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 2.4443% 1/11/21 (b)(c)	500,000	499,839
BB&T Corp. 2.625% 6/29/20	250,000	250,845
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.2835% 8/7/21 (a)(b)(c)	300,000	300,555
BPCE SA 3.145% 7/31/20 (a)	300,000	302,314
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.2291% 5/1/20 (b)(c)	500,000	500,416
3 month U.S. LIBOR + 0.600% 2.4985% 5/20/22 (b)(c)	350,000	351,115
Citigroup, Inc. 3 month U.S. LIBOR + 0.790% 2.7995% 1/10/20 (b)(c)	750,000	750,084
Compass Bank 3 month U.S. LIBOR + 0.730% 2.8684% 6/11/21 (b)(c)	500,000	500,813
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.1041% 6/10/20 (a)(b)(c)	400,000	401,726
2.75% 6/10/20 (a)	400,000	401,400
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.2933% 4/16/21 (b)(c)	1,000,000	1,026,260
2.75% 3/26/20	250,000	250,594
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.5041% 5/18/21 (b)(c)	500,000	500,613
3 month U.S. LIBOR + 0.650% 2.7816% 9/11/21 (b)(c)	400,000	401,127
HSBC U.S.A., Inc. 2.75% 8/7/20	400,000	401,974
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.950% 2.889% 1/23/20 (b)(c)	300,000	300,417
3 month U.S. LIBOR + 1.100% 3.2021% 6/7/21 (b)(c)	250,000	252,860
3 month U.S. LIBOR + 1.200% 3.1331% 10/29/20 (b)(c)	250,000	252,202
2.75% 6/23/20	300,000	301,145
JPMorgan Chase Bank 3 month U.S. LIBOR + 0.340% 2.2756% 4/26/21 (b)(c)	1,250,000	1,250,887
KeyCorp 2.9% 9/15/20	300,000	302,161
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.3835% 5/7/21 (b)(c)	200,000	200,339
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.5856% 7/26/21 (b)(c)	453,000	455,192
3 month U.S. LIBOR + 0.700% 2.8021% 3/7/22 (b)(c)	250,000	250,935
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.940% 2.8538% 2/28/22 (b)(c)	350,000	353,176
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 2.7021% 3/7/22 (b)(c)	300,000	300,494
PNC Bank NA 3 month U.S. LIBOR + 0.350% 2.4816% 3/12/21 (b)(c)	250,000	250,179
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.3656% 4/26/21 (b)(c)	500,000	501,590
3 month U.S. LIBOR + 0.830% 2.8395% 1/10/22 (b)(c)	250,000	252,466
RBS Citizens NA 3 month U.S. LIBOR + 0.570% 2.4873% 5/26/20 (b)(c)	700,000	701,418
Regions Bank 3 month U.S. LIBOR + 0.500% 2.4046% 8/13/21 (b)(c)	350,000	350,061
Royal Bank of Canada 3 month U.S. LIBOR + 0.400% 2.3396% 1/25/21 (b)(c)	300,000	300,744
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.3521% 1/17/20 (b)(c)	1,000,000	1,000,612
3 month U.S. LIBOR + 0.370% 2.3709% 10/16/20 (b)(c)	250,000	250,573
SunTrust Banks, Inc.:
3 month U.S. LIBOR + 0.500% 2.4356% 10/26/21 (b)(c)	300,000	300,456
3 month U.S. LIBOR + 0.530% 2.4571% 1/31/20 (b)(c)	300,000	300,124
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.3795% 5/24/21 (b)(c)	700,000	702,807
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.3994% 9/17/20 (b)(c)	250,000	250,400
3 month U.S. LIBOR + 0.270% 2.4094% 3/17/21 (b)(c)	250,000	250,300
2.5% 12/14/20	400,000	402,464
U.S. Bancorp 2.35% 1/29/21	350,000	351,777
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.250% 2.186% 7/24/20 (b)(c)	250,000	250,277
Wells Fargo & Co. 3 month U.S. LIBOR + 0.880% 2.8333% 7/22/20 (b)(c)	500,000	502,439
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 2.3109% 1/15/21 (b)(c)	250,000	250,484
3 month U.S. LIBOR + 0.500% 2.434% 7/23/21 (b)(c)	250,000	250,426
3 month U.S. LIBOR + 0.620% 2.5386% 5/27/22 (b)(c)	600,000	602,580
3 month U.S. LIBOR + 0.650% 2.7624% 12/6/19 (b)(c)	250,000	250,022
3.325% 7/23/21 (b)	550,000	554,454
		24,948,963
Capital Markets - 6.6%
Bank of New York, New York:
3 month U.S. LIBOR + 0.280% 2.4128% 6/4/21 (b)(c)	400,000	400,439
3 month U.S. LIBOR + 0.300% 2.4328% 12/4/20 (b)(c)	250,000	250,001
Citigroup Funding, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 2.4281% 11/4/22 (b)(c)	302,000	302,779
Credit Suisse AG 2.1% 11/12/21	250,000	250,537
Deutsche Bank AG New York Branch 2.7% 7/13/20	300,000	299,998
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 2.1543% 5/24/21 (b)(c)	350,000	350,250
Goldman Sachs Group, Inc. 3 month U.S. LIBOR + 0.730% 2.8296% 12/27/20 (b)(c)	250,000	250,163
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.4506% 2/10/21 (b)(c)	300,000	300,228
3 month U.S. LIBOR + 0.980% 3.0985% 6/16/20 (b)(c)	400,000	401,780
3 month U.S. LIBOR + 1.180% 3.1459% 1/20/22 (b)(c)	400,000	404,162
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 2.647% 6/10/22 (b)(c)	359,000	359,933
2.65% 1/27/20	250,000	250,252
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (b)(c)	400,000	400,964
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.6821% 6/8/20 (a)(b)(c)	1,000,000	1,002,095
		5,223,581
Consumer Finance - 4.4%
American Express Co.:
3 month U.S. LIBOR + 0.620% 2.5185% 5/20/22 (b)(c)	350,000	352,064
3% 2/22/21	259,000	262,254
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 2.5676% 3/3/20 (b)(c)	1,100,000	1,100,763
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	300,000	300,897
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 2.3323% 11/2/20 (b)(c)	250,000	248,602
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.170% 2.182% 10/9/20 (b)(c)	250,000	250,225
3 month U.S. LIBOR + 0.420% 2.4295% 7/10/20 (b)(c)	350,000	350,829
2.875% 3/12/21	350,000	354,284
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.150% 2.162% 10/9/20 (b)(c)	250,000	250,213
		3,470,131
Diversified Financial Services - 0.1%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.5663% 6/25/21 (a)(b)(c)	99,000	99,379
Insurance - 2.4%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.3044% 12/29/21 (b)(c)	120,000	120,070
3.5% 12/29/20	64,000	65,067
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	350,000	350,738
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.12% 9/7/20 (a)(b)(c)	200,000	200,446
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 2.4% 1/15/21 (a)(b)(c)	300,000	301,328
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.2333% 1/21/22 (a)(b)(c)	250,000	250,414
3 month U.S. LIBOR + 0.320% 2.2283% 8/6/21 (a)(b)(c)	118,000	118,334
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.3709% 7/13/20 (a)(b)(c)	250,000	250,423
3 month U.S. LIBOR + 0.520% 2.6244% 6/28/21 (a)(b)(c)	250,000	251,032
		1,907,852

TOTAL FINANCIALS		35,649,906

HEALTH CARE - 2.2%
Biotechnology - 0.5%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 2.5446% 11/21/22 (a)(b)(c)	350,000	351,274
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	188,000	188,117
Health Care Providers & Services - 1.0%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (b)(c)	101,000	101,023
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	250,000	251,180
2.8% 7/20/20	450,000	452,071
		804,274
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 2.7363% 6/25/21 (a)(b)(c)	400,000	401,231

TOTAL HEALTH CARE		1,744,896

INDUSTRIALS - 1.9%
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 2.2743% 8/8/22 (b)(c)	320,000	321,288
Machinery - 1.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 2.2641% 6/19/20 (b)(c)	400,000	400,121
3 month U.S. LIBOR + 0.250% 2.1673% 8/26/20 (b)(c)	300,000	300,360
3 month U.S. LIBOR + 0.300% 2.4124% 3/8/21 (b)(c)	274,000	274,333
2.65% 5/17/21	182,000	183,862
		1,158,676

TOTAL INDUSTRIALS		1,479,964

INFORMATION TECHNOLOGY - 1.1%
IT Services - 1.1%
IBM Corp. 2.8% 5/13/21	500,000	506,149
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 2.2259% 1/20/21 (b)(c)	350,000	350,604
		856,753
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Energy Corp. 2.1% 6/15/20 (a)	350,000	350,063
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	338,000	338,007
		688,070
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.5063% 6/25/21 (b)(c)	250,000	250,829

TOTAL UTILITIES		938,899

TOTAL NONCONVERTIBLE BONDS
(Cost $46,698,544)		46,801,615

U.S. Treasury Obligations - 4.2%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 1.7051% 4/30/21 (b)(c)	$500,000	$499,632
1.75% 12/31/20	1,450,000	1,450,503
1.75% 7/31/21	925,000	926,229
1.875% 12/31/19	500,000	500,048
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,376,438)		3,376,412

Bank Notes - 2.9%
Capital One NA:
2.35% 1/31/20	290,000	290,076
2.95% 7/23/21	400,000	405,231
Fifth Third Bank, Cincinnati 2.2% 10/30/20	350,000	350,805
KeyBank NA 2.25% 3/16/20	400,000	400,345
PNC Bank NA 2.15% 4/29/21	264,000	264,800
RBS Citizens NA 2.25% 10/30/20	250,000	250,743
SunTrust Banks, Inc. 2.59% 1/29/21 (b)	350,000	350,253
TOTAL BANK NOTES
(Cost $2,310,173)		2,312,253

Certificates of Deposit - 7.6%
Bank of Nova Scotia yankee 3 month U.S. LIBOR + 0.090% 1.9885% 8/20/20 (b)(c)	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
1.9% 3/9/20	400,000	399,998
1.91% 3/12/20	250,000	250,006
2.07% 2/28/20	350,000	350,140
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 1.9592% 6/25/20 (b)(c)	350,000	350,099
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 1.8349% 8/21/20 (b)(c)	350,000	349,682
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 1.9614% 11/5/20 (b)(c)	400,000	399,836
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 2.0569% 10/8/20 (b)(c)	400,000	399,914
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 1.984% 2/26/21 (b)(c)	350,000	349,782
Mitsubishi UFJ Trust & Banking Corp. yankee 2.01% 2/12/20	250,000	250,055
Natexis Banques Populaires New York Branch yankee:
1.89% 3/5/20	400,000	400,014
2% 2/18/20	400,000	400,097
2.68% 12/27/19	250,000	250,186
2.75% 12/20/19	300,000	300,184
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.250% 2.0125% 2/18/20 (b)(c)	250,000	250,063
2.05% 2/4/20	400,000	400,197
2.1% 1/17/20	250,000	250,125
Sumitomo Mitsui Trust Bank Ltd. yankee 1.9% 3/25/20	400,000	400,025
TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,000,000)		6,000,403

Commercial Paper - 19.0%
American Electric Power Co., Inc.:
1.9% 12/6/19	250,000	249,914
1.97% 1/6/20	250,000	249,508
Bank of Nova Scotia 1 month U.S. LIBOR + 0.130% 1.8925% 2/18/20 (b)(c)	500,000	500,133
Bell Canada yankee:
1.9% 1/14/20	315,000	314,232
2% 12/4/19	400,000	399,900
2.15% 12/4/19	400,000	399,900
BPCE SA yankee:
1.88% 3/12/20	400,000	397,830
2.12% 12/3/19	250,000	249,957
Canadian Imperial Bank of Commerce yankee:
2.03% 3/16/20	250,000	248,719
2.06% 3/19/20	250,000	248,685
Commonspirit Health:
2.35% 12/11/19	100,000	99,948
2.4% 12/18/19	350,000	349,708
Credit Suisse AG yankee:
1.88% 3/11/20	300,000	298,435
2.025% 2/4/20	400,000	398,653
2.056% 1/10/20	300,000	299,398
DNB Bank ASA yankee 1.98% 2/28/20	250,000	248,850
Eversource Energy 1.9% 1/6/20	250,000	249,502
Ford Motor Credit Co. LLC 2.57% 1/21/20	250,000	249,018
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.120% 1.879% 3/9/20 (b)(c)	350,000	350,313
Mitsubishi UFJ Trust & Banking Corp. yankee 2.1% 1/7/20	250,000	249,485
Rogers Communications, Inc. yankee:
1.9% 1/21/20	250,000	249,302
1.9% 1/23/20	250,000	249,274
1.9% 1/27/20	250,000	249,218
Royal Bank of Canada:
1 month U.S. LIBOR + 0.130% 1.889% 3/9/20 (b)(c)	500,000	500,083
1 month U.S. LIBOR + 0.180% 1.9454% 4/15/20 (b)(c)	350,000	350,015
Sempra Global:
1.97% 12/20/19	250,000	249,735
2.02% 1/22/20	250,000	249,288
2.23% 1/27/20	400,000	398,749
2.35% 12/2/19	350,000	349,949
Sumitomo Mitsui Trust Bank Ltd. yankee:
1.93% 3/4/20	400,000	398,005
1.95% 2/27/20	400,000	398,130
2.01% 2/10/20	400,000	398,488
2.1% 1/9/20	350,000	349,302
Svenska Handelsbanken AB yankee 1.995% 3/16/20	250,000	248,650
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 1.988% 7/23/20 (b)(c)	400,000	400,126
3 month U.S. LIBOR + 0.030% 1.9383% 2/6/20 (b)(c)	400,000	400,034
yankee 2.055% 5/5/20	400,000	396,793
Toyota Motor Credit Corp. 1 month U.S. LIBOR + 0.120% 1.8854% 12/11/19 (b)(c)	500,000	500,052
TransCanada PipeLines Ltd.:
2.05% 2/4/20	400,000	398,562
2.07% 3/16/20	400,000	397,586
2.15% 1/15/20	450,000	448,893
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 2.111% 8/6/20 (b)(c)	400,000	400,000
yankee:
0% 4/29/20	400,000	396,810
2% 4/23/20	400,000	396,942
Ventas Realty LP 1.8% 12/2/19	250,000	249,963
TOTAL COMMERCIAL PAPER
(Cost $15,073,462)		15,076,037

Master Notes - 1.3%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.300% 1.8981% 2/28/20 (b)(c)(d)
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL MASTER NOTES
(Cost $1,000,000)		1,000,000
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.61% (e)
(Cost $2,913,674)	2,913,205	2,913,787
	Maturity Amount	Value

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
2.48%, dated 8/21/19 due 2/18/20 (Collateralized by Corporate Obligations valued at $435,066, 7.21%, 11/2/26)	404,988	400,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Corporate Obligations valued at $325,708, 7.21%, 11/2/26)	303,837	300,000
2.67%, dated 8/1/19 due 1/28/20 (Collateralized by Corporate Obligations valued at $264,895, 2.90%, 10/16/23)	253,338	250,000
Morgan Stanley & Co., Inc. at:
2.07%, dated 11/5/19 due 2/4/20 (Collateralized by Equity Securities valued at $287,944)(b)(c)(f)	251,308	250,000
2.09%, dated 9/10/19 due 12/9/19 (Collateralized by Equity Securities valued at $288,970)(b)(c)(f)	251,306	250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,450,000)		1,450,000
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $78,822,291)		78,930,507
NET OTHER ASSETS (LIABILITIES) - 0.5%		375,197
NET ASSETS - 100%		$79,305,704

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,547,114 or 12.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The maturity amount is based on the rate at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.300% 1.8981% 2/28/20	6/3/19	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,194
Total	$21,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.